Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.53%(b)
Communication Services-1.06%
Info Edge India Ltd.	8,299	$454,040
Sun TV Network Ltd.	10,401	61,964
Tata Communications Ltd.	12,149	160,314
Zee Entertainment Enterprises Ltd.	88,462	275,672
		951,990
Consumer Discretionary-10.33%
Bajaj Auto Ltd.	7,542	372,474
Balkrishna Industries Ltd.	8,611	251,096
Bata India Ltd.	6,422	158,939
Bosch Ltd.	918	198,234
Dixon Technologies India Ltd.(c)	3,795	177,150
Eicher Motors Ltd.	15,090	588,941
Exide Industries Ltd.	48,795	97,576
Hero MotoCorp Ltd.	14,190	504,510
Jubilant Foodworks Ltd.	38,618	268,095
Mahindra & Mahindra Ltd.	99,930	1,468,101
Maruti Suzuki India Ltd.	14,377	1,591,412
Minda Industries Ltd.	17,644	113,262
MRF Ltd.	302	319,363
Page Industries Ltd.	620	382,296
Rajesh Exports Ltd.	14,486	108,433
Relaxo Footwears Ltd.	7,610	94,351
Samvardhana Motherson International Ltd.	153,417	246,400
Sona Blw Precision Forgings Ltd.(c)	19,077	136,793
Titan Co. Ltd.	45,221	1,341,917
Trent Ltd.	19,331	309,398
Tube Investments of India Ltd.	10,424	273,813
TVS Motor Co. Ltd.	21,302	244,045
Whirlpool of India Ltd.	3,193	71,441
		9,318,040
Consumer Staples-9.29%
Britannia Industries Ltd.	12,924	635,983
Colgate-Palmolive (India) Ltd.	14,426	288,761
Dabur India Ltd.	62,664	461,790
Emami Ltd.	22,320	126,678
Gillette India Ltd.	841	55,188
Hindustan Unilever Ltd.	96,332	3,205,425
ITC Ltd.	321,377	1,228,763
Marico Ltd.	56,306	367,979
Nestle India Ltd.	3,897	951,820
Tata Consumer Products Ltd.	65,639	672,156
United Breweries Ltd.	7,313	149,695
Varun Beverages Ltd.	21,593	240,472
		8,384,710
Energy-11.69%
Bharat Petroleum Corp. Ltd.	108,468	452,011
Coal India Ltd.	205,386	547,402
Hindustan Petroleum Corp. Ltd.	73,905	224,854
Indian Oil Corp. Ltd.	445,369	409,906
Oil & Natural Gas Corp. Ltd.	400,467	677,792
Oil India Ltd.	35,234	84,461
Petronet LNG Ltd.	79,986	221,961
Reliance Industries Ltd.	250,355	7,926,362
		10,544,749
Financials-17.37%
Bajaj Finance Ltd.	25,621	2,330,323
Bajaj Finserv Ltd.	4,153	788,439
Bajaj Holdings & Investment Ltd.	2,839	186,430
Bandhan Bank Ltd.(c)	85,762	298,853
	Shares	Value
Financials-(continued)
Cholamandalam Investment and Finance Co. Ltd.	43,630	$385,706
Federal Bank Ltd.	165,837	223,142
HDFC Asset Management Co. Ltd.(c)	5,803	142,569
HDFC Life Insurance Co. Ltd.(c)	105,297	737,971
Housing Development Finance Corp. Ltd.	190,465	5,713,860
ICICI Bank Ltd.	169,933	1,755,046
ICICI Lombard General Insurance Co. Ltd.(c)	26,143	402,364
ICICI Prudential Life Insurance Co. Ltd.(c)	41,533	290,087
Indiabulls Housing Finance Ltd.(d)	35,901	49,847
LIC Housing Finance Ltd.	35,019	170,608
Mahindra & Mahindra Financial Services Ltd.	62,896	148,152
Muthoot Finance Ltd.	11,610	156,094
Nippon Life India Asset Management Ltd.(c)	17,718	62,434
Piramal Enterprises Ltd.	13,729	306,594
Power Finance Corp. Ltd.	123,890	181,237
REC Ltd.	99,764	164,886
SBI Life Insurance Co. Ltd.(c)	45,636	745,272
Shriram Transport Finance Co. Ltd.	21,671	377,241
Yes Bank Ltd.(d)	316,551	59,707
		15,676,862
Health Care-6.14%
Alkem Laboratories Ltd.	2,604	105,957
Apollo Hospitals Enterprise Ltd.	10,779	572,845
Aurobindo Pharma Ltd.	28,276	195,139
Cipla Ltd.	55,543	684,921
Divi’s Laboratories Ltd.	13,844	669,247
Dr Lal PathLabs Ltd.(c)	3,711	107,854
Dr. Reddy’s Laboratories Ltd.	13,121	677,121
GlaxoSmithKline Pharmaceuticals Ltd.	4,530	80,374
Glenmark Pharmaceuticals Ltd.	15,987	76,817
Ipca Laboratories Ltd.	14,495	182,922
Laurus Labs Ltd.(c)	38,587	254,468
Lupin Ltd.	25,533	207,489
Sun Pharmaceutical Industries Ltd.	118,132	1,405,758
Torrent Pharmaceuticals Ltd.	10,386	200,326
Zydus Lifesciences Ltd.	27,865	121,921
		5,543,159
Industrials-7.19%
ABB India Ltd.	5,754	198,632
Adani Enterprises Ltd.	28,585	926,564
Adani Ports & Special Economic Zone Ltd.	85,986	828,494
Astral Ltd.	9,474	217,004
Bharat Electronics Ltd.	118,423	411,172
Container Corp. of India Ltd.	29,277	263,271
Cummins India Ltd.	14,411	223,062
Havells India Ltd.	26,113	411,604
Hindustan Aeronautics Ltd.(c)	9,025	230,575
Indian Railway Catering & Tourism Corp. Ltd.	27,811	223,544
L&T Technology Services Ltd.(c)	2,863	126,823
Larsen & Toubro Ltd.	74,811	1,706,534
Polycab India Ltd.	2,684	78,475
Siemens Ltd.	9,677	328,935
Voltas Ltd.	24,913	315,808
		6,490,497
Information Technology-18.85%
Coforge Ltd.	3,885	193,820
HCL Technologies Ltd.	117,909	1,410,839
Honeywell Automation India Ltd.	247	125,221
Infosys Ltd.	385,847	7,544,003
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Larsen & Toubro Infotech Ltd.(c)	4,844	$289,117
Mindtree Ltd.	4,586	197,503
Mphasis Ltd.	9,752	282,958
Oracle Financial Services Software Ltd.	2,420	95,994
Persistent Systems Ltd.	5,299	242,874
Tata Consultancy Services Ltd.	110,887	4,619,379
Tata Elxsi Ltd.	3,727	408,621
Tech Mahindra Ltd.	65,753	869,932
Wipro Ltd.	137,128	733,033
		17,013,294
Materials-12.77%
Aarti Industries Ltd.	20,000	196,843
ACC Ltd.	9,083	255,250
Ambuja Cements Ltd.	74,544	352,494
Asian Paints Ltd.	48,993	2,060,659
Bayer CropScience Ltd.	1,359	90,610
Berger Paints India Ltd.	26,399	208,065
Castrol India Ltd.	51,089	73,351
Coromandel International Ltd.	11,560	150,040
Dalmia Bharat Ltd.	8,763	176,855
Deepak Nitrite Ltd.	7,893	191,138
Grasim Industries Ltd.	41,647	826,516
Hindalco Industries Ltd.	153,168	802,061
Hindustan Zinc Ltd.	24,712	84,087
JSW Steel Ltd.	108,773	864,022
Kansai Nerolac Paints Ltd.	13,640	68,836
NMDC Ltd.	80,439	109,402
PI Industries Ltd.	7,781	303,332
Pidilite Industries Ltd.	16,520	510,901
Shree Cement Ltd.	1,468	379,644
SRF Ltd.	15,355	470,426
Steel Authority of India Ltd.	157,107	152,922
Tata Steel Ltd.	884,940	1,201,338
UltraTech Cement Ltd.	12,430	1,026,376
UPL Ltd.	58,281	544,933
Vedanta Ltd.	133,154	427,208
		11,527,309
	Shares		Value
Real Estate-0.66%
DLF Ltd.		67,376	$328,077
Embassy Office Parks REIT		57,802	265,392
			593,469
Utilities-5.18%
Adani Total Gas Ltd.		30,116	1,188,207
GAIL (India) Ltd.		193,360	357,635
Gujarat Gas Ltd.		21,388	120,120
Indraprastha Gas Ltd.		37,318	163,069
JSW Energy Ltd.		40,780	122,837
NHPC Ltd.		243,470	104,900
NTPC Ltd.		481,487	929,123
Power Grid Corp. of India Ltd.		341,371	921,463
Tata Power Co. Ltd. (The)		219,933	615,725
Torrent Power Ltd.		22,937	151,855
			4,674,934
Total Common Stocks & Other Equity Interests (Cost $79,718,151)			90,719,013
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
Consumer Staples-0.01%
Britannia Industries Ltd.
8.00%, 08/26/2022	INR	534,750	6,756
Series N3, 5.50%, 06/03/2024	INR	445,614	5,479
			12,235
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,570)			12,235
TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $79,731,721)			90,731,248
OTHER ASSETS LESS LIABILITIES-(0.54)%			(487,030)
NET ASSETS-100.00%			$90,244,218

Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $4,002,330, which represented 4.44% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,818,737	$26,340,404	$(30,159,141)	$-	$-	$-	$1,976
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$90,719,013	$-	$-	$90,719,013
Non-U.S. Dollar Denominated Bonds & Notes	-	12,235	-	12,235
Total Investments	$90,719,013	$12,235	$-	$90,731,248